Goodwill and Other Intangible Assets - Schedule of Changes in Carrying Value of Goodwill, by Segment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 4,291,000,000	$ 4,300,000,000
Acquisitions	60,000,000	13,000,000
Impairments	9,000,000	0
Foreign exchange and other	(6,000,000)	(22,000,000)
Goodwill, ending balance	4,336,000,000	4,291,000,000
Dow Jones
Goodwill [Roll Forward]
Goodwill, beginning balance	2,195,000,000	2,191,000,000
Acquisitions	0	4,000,000
Impairments	0
Foreign exchange and other	0	0
Goodwill, ending balance	2,195,000,000	2,195,000,000
Digital Real Estate Services
Goodwill [Roll Forward]
Goodwill, beginning balance	1,542,000,000	1,561,000,000
Acquisitions	60,000,000	0
Impairments	0
Foreign exchange and other	2,000,000	(19,000,000)
Goodwill, ending balance	1,604,000,000	1,542,000,000
Book Publishing
Goodwill [Roll Forward]
Goodwill, beginning balance	413,000,000	407,000,000
Acquisitions	0	9,000,000
Impairments	0
Foreign exchange and other	(7,000,000)	(3,000,000)
Goodwill, ending balance	406,000,000	413,000,000
News Media
Goodwill [Roll Forward]
Goodwill, beginning balance	141,000,000	141,000,000
Acquisitions	0	0
Impairments	9,000,000
Foreign exchange and other	(1,000,000)	0
Goodwill, ending balance	$ 131,000,000	$ 141,000,000